Shareholder Report, Average Annual Return (Details) LMA4800_Franklin Global Equity Fund_Class 1_TSR Annual {Class 1}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 1
Average Annual Return, Percent	24.19%	18.05%	12.12%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index-NR
Average Annual Return, Percent	22.02%	15.58%	11.79%